PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of September 30, 2021 (unaudited)

Preferred Stocks	Interest Rate	Maturity Date	Shares	Market Value ($)
Banks (1.3%)
Bank of America	5.00%	09/17/2024	223,739	5,985,018

Capital Markets (0.2%)
The Charles Schwab Corp.	4.45%	06/01/2026	36,755	962,981

Equity Real Estate Investment Trusts (2.0%)
Digital Realty Trust Inc.	5.20%	10/10/2024	114,608	3,117,338
Public Storage [l]	3.88%	10/06/2025	60,204	1,026,400
Public Storage	4.00%	06/16/2026	40,000	1,544,233
Public Storage	4.00%	07/01/2029	125,000	3,192,500

				8,880,471
Total investment in preferred stocks (3.5%) (cost $15,634,353)				15,828,470

Convertible Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Electrical Equipment (0.3%)
Sunrun Inc.	0.00%	02/01/2026	1,500,000	1,277,657

Total investment in convertible bond (0.3%) (cost $1,219,040)				1,277,657

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Air Freight & Logistics (1.3%)
FedEx Corp.	4.25%	05/15/2030	2,500,000	2,866,656
FedEx Corp.	4.75%	11/15/2045	2,500,000	3,041,293

				5,907,949
Airlines (2.4%)
Alaska Air 2020-1 Class B	8.00%	08/15/2025	5,253,020	5,909,297
Southwest Air 07-1 Trust	6.15%	08/01/2022	290,050	296,573
Southwest Airlines Co.	5.13%	06/15/2027	4,000,000	4,675,647

				10,881,517
Apparel & Luxury Goods (2.8%)
Hanesbrands Inc.	5.38%	05/15/2025	3,000,000	3,140,640
Hanesbrands Inc.	4.88%	05/15/2026	3,000,000	3,249,000
VF Corp.	2.95%	04/23/2030	3,500,000	3,680,429
VF Corp.	6.00%	10/15/2033	2,000,000	2,570,587

				12,640,656
Auto Components (1.4%)
APTIV plc	4.25%	01/15/2026	3,000,000	3,340,623
APTIV plc	5.40%	03/15/2049	2,500,000	3,397,845

				6,738,468
Biotechnology (1.2%)
Gilead Sciences Inc.	0.67%	09/29/2023	2,430,000	2,430,045
Gilead Sciences Inc.	4.80%	04/01/2044	2,500,000	3,121,937

				5,551,982
Building Products (1.4%)
Masco Corp.	2.00%	10/01/2030	3,000,000	2,897,123
Masco Corp.	4.50%	05/15/2047	3,000,000	3,588,500

				6,485,623

Capital Markets (0.8%)
The Charles Schwab Corp.	4.63%	03/22/2030	3,000,000	3,593,922

Commercial Services & Supplies (1.2%)
Waste Management Inc.	3.15%	11/15/2027	3,500,000	3,802,420
Waste Management Inc.	1.50%	03/15/2031	2,000,000	1,876,789

				5,679,209
Consumer Services (1.3%)
Booking Holdings Inc.	4.63%	04/13/2030	5,000,000	5,937,417

Containers & Packaging (2.4%)
Ball Corp.	4.88%	03/15/2026	6,000,000	6,630,000
Sealed Air Corp.	4.00%	12/01/2027	4,482,000	4,772,882

				11,402,882
Electronic Equipment Instruments (1.5%)
Trimble Inc.	4.90%	06/15/2028	6,000,000	6,932,402

Equity Real Estate Investment Trusts (7.7%)
Alexandria Real Estate	2.00%	05/18/2032	3,750,000	3,630,382
Alexandria Real Estate	4.85%	04/15/2049	1,750,000	2,242,194
American Tower Corp.	2.70%	04/15/2031	4,500,000	4,596,186
American Tower Corp.	2.95%	01/15/2051	2,250,000	2,121,154
Digital Realty Trust Inc.	3.60%	07/01/2029	3,000,000	3,279,232
Iron Mountain Inc.	4.88%	09/15/2027	1,500,000	1,557,270
Iron Mountain Inc.	5.25%	03/15/2028	4,000,000	4,180,000
Iron Mountain Inc.	4.88%	09/15/2029	1,500,000	1,571,250
Regency Centers LP	3.75%	06/15/2024	2,000,000	2,131,281
Regency Centers LP	3.70%	06/15/2030	4,000,000	4,410,589
SBA Communications Corp.	3.88%	02/15/2027	5,500,000	5,699,375

				35,418,913
Financial Data (1.3%)
MSCI Inc.	4.00%	11/15/2029	5,500,000	5,822,850

Food & Staples Retailing (1.1%)
Mondelez International Inc.	4.13%	05/07/2028	3,000,000	3,448,052
Mondelez International Inc.	1.50%	02/04/2031	2,000,000	1,880,016

				5,328,068
Food Products (1.3%)
McCormick & Co.	2.50%	04/15/2030	6,000,000	6,127,460

Health Care Equipment (4.5%)
Becton Dickinson and Co.	6.70%	08/01/2028	3,500,000	4,399,493
Becton Dickinson and Co.	4.69%	12/15/2044	1,500,000	1,865,111
Boston Scientific Corp.	4.00%	03/01/2029	3,000,000	3,396,444
Boston Scientific Corp.	4.70%	03/01/2049	1,500,000	1,912,072
Danaher Corp.	3.35%	09/15/2025	2,000,000	2,169,880
Danaher Corp.	4.38%	09/15/2045	1,000,000	1,228,112
Hologic Inc.	3.25%	02/15/2029	5,500,000	5,520,735

				20,491,847
Health Care Technology (2.0%)
DH Europe Finance II	3.25%	11/15/2039	2,000,000	2,128,723
Teleflex Inc.	4.63%	11/15/2027	500,000	521,250
Teleflex Inc.	4.25%	06/01/2028	6,000,000	6,234,540

				8,884,513
Hotel Restaurant & Leisure (1.4%)
Hilton Domestic Operating Company Inc.	3.75%	05/01/2029	2,000,000	2,020,000
Hilton Domestic Operating Company Inc.	4.88%	01/15/2030	1,500,000	1,609,140
Hilton Domestic Operating Company Inc.	4.00%	05/01/2031	3,000,000	3,045,000

				6,674,140

Household Products (1.0%)
The Clorox Co.	1.80%	05/15/2030	4,500,000	4,375,986

Industrial Conglomerates (1.3%)
Roper Technologies Inc.	2.95%	09/15/2029	3,500,000	3,708,970
Roper Technologies Inc.	2.00%	06/30/2030	2,500,000	2,445,018

				6,153,988
Interactive Media & Services (0.6%)
Alphabet Inc.	1.10%	08/15/2030	3,000,000	2,828,623

IT Services (2.0%)
Fiserv Inc.	2.65%	06/01/2030	4,500,000	4,601,450
Fiserv Inc.	4.40%	07/01/2049	2,000,000	2,389,191
Mastercard Inc.	2.95%	06/01/2029	2,000,000	2,165,265

				9,155,906
Life Sciences Tools & Services (1.4%)
Agilent Technologies Inc.	2.75%	09/15/2029	5,250,000	5,472,931
Agilent Technologies Inc.	2.10%	06/04/2030	1,000,000	992,946

				6,465,877
Machinery (3.1%)
Cummins Inc.	4.88%	10/01/2043	2,500,000	3,281,778
Pentair Finance SA	4.50%	07/01/2029	5,000,000	5,731,233
Xylem Inc.	2.25%	01/30/2031	5,500,000	5,498,025

				14,511,036
Media (1.3%)
Comcast Corp.	4.25%	10/15/2030	5,000,000	5,818,097

Pharmaceuticals (0.5%)
Merck & Co. Inc.	3.40%	03/07/2029	2,000,000	2,214,108

Professional Services (0.7%)
CoStar Group Inc.	2.80%	07/15/2030	3,000,000	3,048,016

Retail (1.3%)
Lowe’s Companies Inc.	4.50%	04/15/2030	3,500,000	4,098,837
Lowe’s Companies Inc.	3.00%	10/15/2050	2,000,000	1,945,192

				6,044,029
Road & Rail (1.4%)
Kansas City Southern	2.88%	11/15/2029	4,000,000	4,194,341
Kansas City Southern	4.70%	05/01/2048	2,000,000	2,473,793

				6,668,134
Semiconductor Equipment (1.9%)
Applied Materials Inc.	1.75%	06/01/2030	3,500,000	3,442,101
Lam Research Corp.	4.00%	03/15/2029	5,000,000	5,733,929

				9,176,030
Semiconductors (2.2%)
Intel Corp.	4.80%	10/01/2041	3,000,000	3,829,045
Micron Technology Inc.	5.33%	02/06/2029	5,275,000	6,300,618

				10,129,663
Snack & Juice Bars (1.2%)
Starbucks Corp.	2.45%	06/15/2026	3,500,000	3,676,167
Starbucks Corp.	2.55%	11/15/2030	2,000,000	2,052,141

				5,728,308
Software (3.3%)
Adobe Inc.	2.30%	02/01/2030	4,500,000	4,649,832
Autodesk Inc.	4.38%	06/15/2025	3,630,000	4,008,080
Autodesk Inc.	2.85%	01/15/2030	2,250,000	2,343,786
Cadence Design Systems Inc.	4.38%	10/15/2024	3,940,000	4,295,715

				15,297,413

Specialty Retail (1.4%)
O’Reilly Automotive Inc.	4.20%	04/01/2030	5,500,000	6,296,505

Technology Hardware (0.5%)
Apple Inc.	2.85%	02/23/2023	2,000,000	2,062,591

Telecom Services GIC (0.5%)
Verizon Communications Inc.	4.02%	12/03/2029	2,000,000	2,263,346

Transportation & Infrastructure (2.1%)
Avantor Funding Inc.	4.63%	07/15/2028	6,000,000	6,315,300
Burlington Northern Santa Fe Corp.	5.05%	03/01/2041	2,500,000	3,264,966

				9,580,266
Wireless Telecom Services (1.1%)
T-Mobile USA Inc.	2.25%	02/15/2026	6,000,000	5,056,250

Total investment in corporate bonds (65.8%) (cost $303,782,597)				303,373,990

Supranational Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
European Bank for Reconstruction & Development	1.50%	02/13/2025	2,000,000	2,053,890
European Investment Bank	1.63%	10/09/2029	2,000,000	2,028,861
European Investment Bank	0.75%	09/23/2030	2,000,000	1,870,240
International Bank for Reconstruction & Development	3.13%	11/20/2025	4,000,000	4,377,274
International Finance Corp.	2.00%	10/24/2022	3,000,000	3,057,473
International Finance Corp.	2.13%	04/07/2026	6,000,000	6,307,739

Total investment in supranational bonds (4.3%) (cost $19,144,419)				19,695,477

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
U.S. Treasury	2.50%	01/15/2022	4,500,000	4,531,777
U.S. Treasury	2.38%	03/15/2022	3,000,000	3,031,875
U.S. Treasury	0.13%	05/31/2022	3,000,000	3,000,937
U.S. Treasury	0.13%	06/30/2022	2,000,000	2,000,625
U.S. Treasury	1.75%	07/15/2022	3,000,000	3,039,141
U.S. Treasury	1.63%	11/15/2022	3,000,000	3,050,391
U.S. Treasury	1.38%	02/15/2023	4,000,000	4,066,094
U.S. Treasury	2.50%	03/31/2023	2,000,000	2,069,063
U.S. Treasury	2.88%	10/31/2023	3,000,000	3,159,492
U.S. Treasury	2.50%	01/31/2024	2,000,000	2,098,906
U.S. Treasury	2.38%	02/29/2024	3,000,000	3,142,852
U.S. Treasury	2.13%	03/31/2024	3,000,000	3,127,266
U.S. Treasury	2.00%	05/31/2024	1,000,000	1,040,938
U.S. Treasury	1.75%	06/30/2024	2,000,000	2,070,156
U.S. Treasury	1.75%	07/31/2024	3,000,000	3,107,109
U.S. Treasury	1.25%	08/31/2024	2,000,000	2,042,813
U.S. Treasury	2.25%	11/15/2024	3,000,000	3,157,383
U.S. Treasury	1.50%	11/30/2024	2,000,000	2,058,047
U.S. Treasury	1.38%	01/31/2025	1,500,000	1,537,441
U.S. Treasury	2.00%	02/15/2025	3,000,000	3,137,227
U.S. Treasury	0.50%	03/31/2025	1,000,000	994,180
U.S. Treasury	0.25%	06/30/2025	2,000,000	1,963,828
U.S. Treasury	2.25%	11/15/2025	3,000,000	3,172,148
U.S. Treasury	0.38%	12/31/2025	2,000,000	1,958,984
U.S. Treasury	2.63%	01/31/2026	2,000,000	2,148,750
U.S. Treasury	1.88%	07/31/2026	4,000,000	4,171,719
U.S. Treasury	2.00%	11/15/2026	3,000,000	3,146,133
U.S. Treasury	0.63%	03/31/2027	1,000,000	975,234
U.S. Treasury	0.50%	06/30/2027	2,000,000	1,929,453

U.S. Treasury	0.63%	12/31/2027	1,000,000	964,023
U.S. Treasury	2.75%	02/15/2028	3,000,000	3,279,961
U.S. Treasury	1.63%	08/15/2029	1,500,000	1,526,426
U.S. Treasury	3.50%	02/15/2039	2,000,000	2,489,141
U.S. Treasury	3.13%	11/15/2041	1,000,000	1,188,398
U.S. Treasury	2.75%	08/15/2042	1,000,000	1,123,164
U.S. Treasury	3.00%	05/15/2045	1,000,000	1,173,828
U.S. Treasury	2.75%	11/15/2047	1,500,000	1,699,980
U.S. Treasury	3.00%	08/15/2048	2,000,000	2,377,109
U.S. Treasury	2.88%	05/15/2049	2,000,000	2,333,516
U.S. Treasury	2.25%	08/15/2049	500,000	516,855
U.S. Treasury	2.00%	02/15/2050	1,000,000	979,648
U.S. Treasury	1.25%	05/15/2050	4,500,000	3,670,312
U.S. Treasury	1.38%	08/15/2050	2,000,000	1,682,813
U.S. Treasury (TIPS)	0.13%	01/15/2022	1,206,190	1,215,095
U.S. Treasury (TIPS)	0.38%	07/15/2025	1,151,210	1,256,033
U.S. Treasury (TIPS)	1.75%	01/15/2028	1,303,140	1,567,280
U.S. Treasury (TIPS)	0.63%	02/15/2043	2,374,860	2,817,487
Total investment in U.S. government treasury bonds (23.2%) (cost $104,413,649)				106,791,031

Total investment in long-term securities (97.1%) (cost $444,194,058)				446,966,625

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.1%) α
Beneficial State Bank	0.30%	10/23/2021	250,000	249,397
Citizens Bank Trust	0.10%	10/06/2021	250,000	249,709

				499,106
Time Deposits (2.2%)
BBVA, Madrid	0.01%	10/01/2021	9,938,536	9,938,536

Securities Purchased with Cash Collateral from Securities Lending
Registered Investment Companies (0.0%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	0.03%			26,250

Total short-term securities (2.3%) (cost $10,463,892)				10,463,892

Total securities (99.4%) (cost $454,657,950)				457,430,517

Payable upon return of securities loaned (0.0%)				(26,250)

Other assets and liabilities (0.6%)				3,062,435

Total net assets (100.0%)				460,466,702

l	This security, or partial position of this security, was on loan at September 30, 2021. The total value of the securities on loan at September 30, 2021 was $25,700.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.
plc	Public Limited Company
LP	Limited Partnership
TIPS	Treasury Inflation Protected Security